REVENUE - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [Line Items]
Royalty revenue	$ 5,725	$ 4,360
Other fixed royalty payments	157	235
Total revenue	5,882	4,595
Wharf [Member]
Revenue [Line Items]
Royalty revenue	1,622	1,648
El Realito [Member]
Revenue [Line Items]
Royalty revenue	601	2,071
Aranzazu [Member]
Revenue [Line Items]
Royalty revenue	1,856	137
La Encantada [Member]
Revenue [Line Items]
Royalty revenue	415	504
Tocantinzinho [Member]
Revenue [Line Items]
Royalty revenue	1,116	0
La Guitarra [Member]
Revenue [Line Items]
Royalty revenue	$ 115	$ 0